other comprehensive income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ 36	$ 287	$ (46)	$ 65
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	40	(124)	142	181
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	12	(27)	32	56
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	28	(97)	110	125
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	64	190	64	190
Accumulated foreign currency translation balance beginning	86	94	155	42
Cumulative foreign currency translation adjustment, before tax	(42)	(10)	(111)	42
Cumulative foreign currency translation adjustment, net	(42)	(10)	(111)	42
Accumulated foreign currency translation balance ending	44	84	44	84
Accumulated other comprehensive income balance beginning	147	393	135	119
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	(6)	(134)	26	223
Income tax relating to accumulated other comprehensive income	11	(27)	31	56
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	(17)	(107)	(5)	167
Accumulated other comprehensive income balance ending	130	286	130	286
Item never reclassified to income
Accumulated available-for-sale financial assets balance beginning	25	12	26	12
Change in unrealized fair value of available-for-sale financial assets, before tax	(4)		(5)
Income tax related to change in unrealized fair value of available-for-sale financial assets	(1)		(1)
Change in measurement of investment financial assets	(3)		(4)
Accumulated available-for-sale financial assets balance ending	22	12	22	12
Employee defined benefit plans re-measurements, before tax	139	(901)	1,050	(475)
Income tax relating to employee defined benefit plan re-measurements	36	(232)	272	(122)
Employee defined benefit plans re-measurements, net	103	(669)	778	(353)
Other comp. income, before tax	133	(1,035)	1,076	(252)
Aggregated income tax relating to components of other comprehensive income	47	(259)	303	(66)
Total	86	(776)	773	(186)
Attributable to:
Accumulated other comprehensive income	130	286	130	286
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(34)	(250)	11	420
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(2)	(43)	8	100
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(73)	(127)	(129)	230
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	14	16	24	(42)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	41	294	(40)	66
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	39	(123)	140	190
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	12	(27)	32	58
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	27	(96)	108	132
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	68	198	68	198
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(1)			(10)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising		1		(2)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(2)	1	2	(1)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income		(1)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(5)	(7)	(6)	(1)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	1	(1)	2	(9)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total				(2)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	1	(1)	2	(7)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(4)	(8)	(4)	(8)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	149	283	149	283
Item never reclassified to income
Total			810	(189)
Attributable to:
Accumulated other comprehensive income	149	$ 283	149	283
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(19)		(19)
Item never reclassified to income
Total			(37)	$ 3
Attributable to:
Accumulated other comprehensive income	$ (19)		$ (19)